Document Information	12 Months Ended
Jun. 30, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001023512
Registrant Name	DRDGOLD LTD
Period End Date	Jun. 30, 2025
Reporting Currency	ZAR
Alternative Reporting Regime	NR